Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 35,327	$ 1,539
Prepaid expenses	36,000	36,000
TOTAL CURRENT ASSETS	71,327	37,539
FIXED ASSETS - at cost
Computer and office equipment	54,124	52,930
Less: Accumulated depreciation	(53,183)	(52,930)
NET FIXED ASSETS	941
INVESTMENTS, at cost	220,000	135,000
TOTAL ASSETS	292,268	172,539
CURRENT LIABILITIES:
Accounts payable	235,757	229,307
Accrued expenses	865,500	1,040,500
Accrued interest	2,349,135	2,015,726
Accrued derivative liability	212,031	305,864
License fees payable	200,000	200,000
Due to related parties	58,563	52,698
Advances from an officer	106,648	112,670
Notes payable	951,200	699,000
Note payable - officer	1,432,066	1,217,149
TOTAL CURRENT LIABILITIES	6,410,900	5,872,914
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Series A Preferred Stock, $0.001 par value, 1,000,000 shares authorized; 44,500 shares issued and outstanding	44	44
Series B Convertible Preferred Stock, $0.01 par value; 850,000 shares authorized; 850,000 shares issued and outstanding authorized; 1,000,000 Class A shares issued and outstanding	8,500	8,500
Series C Convertible Preferred Stock, $0.01 par value; 147,775 shares authorized; 147,775 shares issued and outstanding	1,478	1,478
Common stock; $0.001 par value; 75,000,000,000 shares authorized; 784,715 and 459,935 issued and outstanding, respectively' issued and outstanding	785	460
Additional paid-in capital	17,001,152	16,607,427
Stock subscription receivable	(156,300)	(156,300)
Non-controlling interest	(9,168)	(9,168)
Accumulated deficit	(22,965,123)	(22,152,816)
TOTAL STOCKHOLDERS' DEFICIT	(6,118,632)	(5,700,375)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 292,268	$ 172,539